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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 11, 2000 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON NOVEMBER 14, 2000.

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [ X ]; Amendment Number:       2
                                                  ------------
   This Amendment (Check only one.): [   ]  is a restatement.
                                     [ X ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:       International Specialty Products Inc.
Address:    300 Delaware Avenue
            Wilmington, Delaware  19801

Form 13F File Number:  28-5874

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Richard A. Weinberg
Title:      Executive Vice President and General Counsel
Phone:      973-628-3520

Signature, Place, and Date of Signing:

/s/ Richard A. Weinberg    Wayne, New Jersey     November 20, 2000
-----------------------    ------------------- ---------------------
[Signature]                   [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

REPORT SUMMARY:


Number of Other Included Managers:                   9

Form 13F Information Table Entry Total:              2

Form 13F Information Table Value Total:             $8,224
                                                  (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.               Form 13F File Number                 Name
---               --------------------                 ----

1                     28-5135                   BMCA Holdings Corporation

2                     28-5328                   Building Materials Corporation
                                                  of America

3                     28-4533                   Building Materials Investment
                                                  Corporation

4                     28-2655                   G Industries Corp.

5                     28-2656                   G-I Holdings Inc.

6                     28-5326                   GAF Building Materials
                                                  Corporation

7                     28-2521                   GAF Corporation

8                     28-4770                   GAF Fiberglass Corporation

9                     28-7274                   ISP Opco Holdings Inc.

         NAME OF REPORTING PERSON: INTERNATIONAL SPECIALTY PRODUCTS INC


Column 1             Column 2      Column 3    Column 4     Column 5      Column 6       Column 7            Column 8

                      Title                                  Shares
                        Of                      Value          or        Investment       Other       Voting Authority
Name of Issuer        Class         CUSIP     (x $1,000)    Prin Amt     Discretion      Managers       Sole   Shared    None
--------------        -----         -----     ----------    --------     ----------      --------       ----   ------    ----

Comsat Corporation     COM        20564D107     7,072       355,844 SH    DEFINED           9                   355,844
Comsat Corporation     COM        20564D107     1,152        57,946 SH    DEFINED    1,2,3,4,5,6,7,8,9           57,946

                               Column Total     8,224




Pursuant to the Instructions to Form 13F, holdings of fewer than 10,000 shares and less than $200,000 aggregate fair market value have not been reported.